Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001109957
Cullen Emerging Markets High Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Emerging Markets High Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Emerging Markets High Dividend Fund (the “Emerging Markets High Dividend Fund” or the “Fund”) seeks current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets High Dividend Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Emerging Markets High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Emerging Markets High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets High Dividend Fund’s performance. During the most recent fiscal year, the Emerging Markets Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Emerging Markets High Dividend Fund and does not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Emerging Markets High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Emerging Markets High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Emerging Markets High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Emerging Markets High Dividend Fund invests, under normal circumstances, at least 80% of its net assets in high-dividend paying securities of companies across all capitalizations that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. As a point of comparison, a high dividend paying common stock that the Emerging Markets High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI Emerging Markets Index.

An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a relatively low to middle economy. In selecting stocks, the Emerging Market High Dividend Fund’s portfolio managers select companies that have growth potential, focusing on companies across all capitalizations. The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) which invest in emerging countries, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar instruments (ADRs, EDRs and GDRs are hereinafter collectively referred to as “depositary receipts”), and similar types of investments representing emerging markets securities. The Emerging Markets High Dividend Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure. The Emerging Markets High Dividend Fund may invest in securities issued by other investment companies, including exchange-traded funds (“ETFs”), and may also invest in money market funds.

The Emerging Markets High Dividend Fund intends to diversify its investments across different countries, but the percentage of the Emerging Markets High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. However, the Fund will not have more than 30% of its total assets invested as at the time of purchase in securities of any one country.

The Emerging Markets High Dividend Fund generally invests substantially all of its assets in common stocks and depositary receipts but can invest in other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks. The Emerging Markets High Dividend Fund invests roughly the same amount of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

The Emerging Markets High Dividend Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Emerging Markets High Dividend Fund invests, under normal circumstances, at least 80% of its net assets in high-dividend paying securities of companies across all capitalizations that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Emerging Markets High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Emerging Markets High Dividend Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investment in the stock market. Periods of poor performance and declines in value of the Emerging Markets High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Emerging Markets High Dividend Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Emerging Markets High Dividend Fund’s shares. As a result, you could lose money investing in the Emerging Markets High Dividend Fund.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Emerging Markets High Dividend Fund if any of the following occur:

•	foreign stock markets decline in value,
•	the Emerging Markets High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

•	the value of a foreign currency declines relative to the U.S. dollar, or

•	political, social or economic instability in a foreign country causes the value of the Emerging Markets High Dividend Fund’s investments to decline.

Risk of Investing in Emerging Market Countries . The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse, less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price and may be particularly sensitive to certain economic changes.

There may be less government supervision and regulation of foreign securities and currency markets, trading systems and brokers in certain foreign markets as compared to the United States, which may increase the Emerging Markets High Dividend Fund’s regulatory and compliance burden and/or decrease the Emerging Markets High Dividend Fund’s investors rights and protections. Information about securities may not be as readily available as in the United States because foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers. Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Emerging Markets High Dividend Fund. Differences in the legal system between foreign governments and the United States may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments on such government debt, representing a large percentage of total GDP, has become too burdensome for governments within emerging markets to meet. Some governments within emerging markets have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have affected adversely the values of securities issued by governments within emerging markets and companies in emerging markets countries and have impacted negatively both the present cost of borrowing and their ability to borrow in the future.

Small- and Medium-Capitalization Companies Risks. The Emerging Markets High Dividend Fund may invest in the stocks of small- and medium-capitalization companies. Small- and medium-capitalization companies often have greater price volatility, less liquidity, narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Emerging Markets High Dividend Fund’s portfolio.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Emerging Markets High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the Emerging Markets High Dividend Fund.

Market Disruptions Risk; Sovereign Debt Crises Risks. Beginning in 2008 and continuing through much of 2009 and 2010, the global financial markets underwent pervasive and fundamental disruptions, resulting in substantial declines in valuation and liquidity in the global capital markets.  This global market turmoil, combined with a global reduction in the availability of credit, has led to an increased level of commercial and consumer delinquencies and contributed to a lack of consumer confidence, increased market volatility and reduction of business activity generally.  The resulting economic pressure on consumers and lack of confidence in the financial markets also adversely affected the equity markets. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.   The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

In response to the recent financial crises, the Obama Administration and the U.S. Congress proposed sweeping reform of the U.S. financial regulatory system. After over a year of debate, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) became law in July 2010. Because many provisions of the Dodd-Frank Act require rulemaking by the applicable regulators before becoming fully effective and the Dodd-Frank Act mandates multiple agency reports and studies (which could result in additional legislative or regulatory action), it is difficult to predict the impact of the Dodd-Frank Act on the Emerging Markets High Dividend Fund, the Adviser and the markets in which they trade and invest. The Dodd-Frank Act could result in certain investment strategies in which the Emerging Markets High Dividend Fund engages or may have otherwise engaged becoming non-viable or non-economic to implement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Emerging Markets High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information shows the total return of the Emerging Markets High Dividend Fund on a calendar year-to-date basis, and the table shows the Emerging Markets High Dividend Fund’s average annual total return over time compared with a broad-based market index. The table assumes that all dividends and distributions are reinvested in the Emerging Markets High Dividend Fund and, by comparing the Fund’s performance with a broad measure of market performance, gives some indication of the risks of an investment in the Fund. The Emerging Markets High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Markets High Dividend Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following performance information shows the total return of the Emerging Markets High Dividend Fund on a calendar year-to-date basis, and the table shows the Emerging Markets High Dividend Fund’s average annual total return over time compared with a broad-based market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-485-8586
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Emerging Markets High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Markets High Dividend Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31, 2014
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Emerging Markets High Dividend Fund’s 2015 year-to-date total return through September 30, 2015 was -11.99%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	6.50%	Q2/2014
Lowest Return	-5.33%	Q4/2014

Year to Date Return, Label	rr_YearToDateReturnLabel	The Emerging Markets High Dividend Fund’s 2015 year-to-date total return through September 30, 2015 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.33%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Cullen Emerging Markets High Dividend Fund | MSCI Emerging Markets Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%	[1]
Cullen Emerging Markets High Dividend Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[3]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[4]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	472	[6]
5 Years	rr_ExpenseExampleYear05	838	[6]
10 Years	rr_ExpenseExampleYear10	$ 1,869	[6]
Annual Return 2013	rr_AnnualReturn2013	4.23%
Annual Return 2014	rr_AnnualReturn2014	(1.67%)
1 Year	rr_AverageAnnualReturnYear01	(1.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2012
Cullen Emerging Markets High Dividend Fund | Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.67%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%	[1],[7]
Cullen Emerging Markets High Dividend Fund | Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%	[1]
Cullen Emerging Markets High Dividend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[3]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%	[4]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.01%
1 Year	rr_ExpenseExampleYear01	$ 204
3 Years	rr_ExpenseExampleYear03	701	[6]
5 Years	rr_ExpenseExampleYear05	1,224	[6]
10 Years	rr_ExpenseExampleYear10	$ 2,656	[6]
1 Year	rr_AverageAnnualReturnYear01	(2.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2012
Cullen Emerging Markets High Dividend Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[4]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	396	[6]
5 Years	rr_ExpenseExampleYear05	711	[6]
10 Years	rr_ExpenseExampleYear10	$ 1,603	[6]
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2012

[1]	The Emerging Markets High Dividend Fund commenced operations on September 1, 2012. The returns for the index have been calculated since the inception date of each class.
[2]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Emerging Markets High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the Emerging Markets High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Emerging Markets High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[3]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Emerging Markets High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[4]	The Total Annual Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Emerging Markets High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[5]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares through October 31, 2016. The Adviser may, due to a recapture provision of the written expense limitation and reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Emerging Markets High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Emerging Markets High Dividend Fund or the Adviser prior to its termination date.
[6]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2016. Thus, the 3 year, 5 year and 10 year examples reflect expense limitation and reimbursement only for the first year.
[7]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.